Financial Instruments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Sep. 01, 2019	Aug. 31, 2019	Aug. 31, 2018
Possible effect of 1% change in interest rates on net income (loss)	$ 100	$ 40
Cash	13,447	4,053	$ 2,547	$ 2,547	$ 327
Current Assets	15,418	5,404	3,501
Current liabilities	7,412	10,590	$ 10,923
Working capital deficiency	8,000	$ 5,200
Derivative liabilities	$ 2,100